CASH AND CASH EQUIVALENTS	12 Months Ended
Dec. 31, 2020
Disclosure of cash and cash equivalents [Abstract]
Disclosure of cash and cash equivalents [text block]

NOTE 7 – CASH AND CASH EQUIVALENTS

Balances of cash and cash equivalents comprise the following as of December 31, 2020 and 2019:

	December 31, 2020		December 31, 2019
In Colombian Pesos
Cash	Ps.	4,008,010	Ps.	4,466,144
Deposits in the Colombian central bank		3,632,924		4,755,515
Demand deposits in banks and other financial entities		230,389		266,964
Clearing houses		537		1,248
Investments in debt securities maturing in under three months		1,559		31,353
Cash held for specific purposes		9,310		50,078
	Ps.	7,882,729	Ps.	9,571,302
In foreign currency
Cash		2,329,999		2,186,402
Demand deposits in banks and other financial entities		22,354,601		18,359,532
Investments in debt securities maturing in under three months		1,387,800		—
Cash held for specific purposes		70,406		—
	Ps.	26,142,806	Ps.	20,545,934
Total cash and cash equivalents	Ps.	34,025,535	Ps.	30,117,236

Grupo Aval´s banking subsidiaries had cash reserves to comply with the mandatory (see note 4.3) amount for time deposits, checking accounts and savings accounts for Ps. 14,342,075 and Ps. 16,806,578 at December 31, 2020 and 2019, respectively.